Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	$ 225	$ 175
Israel [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	74	62
Romania [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	70	67
Germany [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	$ 81	$ 46